SEMI – ANNUAL REPORT	JUNE 30, 2002 – UNAUDITED

JIC Institutional Bond Fund I

JIC Institutional Bond Fund II

JIC Institutional Bond Fund III

Investment Adviser:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

OUR MESSAGE TO YOU
Performance Review and Management Discussion
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
NOTES TO THE FINANCIAL STATEMENTS

JOHNSON MUTUAL FUNDS	June 30, 2002 – Unaudited

Our Message to You	1

Performance Review and Management Discussion

JIC Institutional Bond Fund I	2

JIC Institutional Bond Fund II	3

JIC Institutional Bond Fund III	4

Portfolio of Investments

JIC Institutional Bond Fund I	5-6

JIC Institutional Bond Fund II	7-8

JIC Institutional Bond Fund III	9-10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Change in Net Assets	13

Financial Highlights

JIC Institutional Bond Fund I	14

JIC Institutional Bond Fund II	15

JIC Institutional Bond Fund III	16

Notes to the Financial Statements	17-18

Trustees, Officers, Transfer Agent, Fund Accountant

Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

August 27, 2002

Dear Shareholder:

As we reach the mid-point of the Funds’ fiscal year, we are pleased to present you with the Johnson Mutual Funds’ June 30, 2002 Semi-Annual Report for the JIC Institutional Bond Funds. On the next several pages, we have provided commentary on the performance of each of the Funds for the first six months of the year, as well as, the relative performance compared to an appropriate index. The remainder of the report provides the holdings of each Johnson Mutual Fund, as well as, other financial data and notes.

The economy continues to show signs of improvement throughout this year. Investors have shifted some funds to fixed-income securities which has resulted in positive performance for all three of the JIC Institutional Funds. This shift has occurred because of uncertainty resulting from the threat of terrorism and war, corporate governance scandals, and the lack of corporate profit growth and its expected slow recovery.

We are reminded in times like these that long-term investing requires patience and perspective. It is important to step back, distance ourselves from the constant barrage of negative headlines, and gain some perspective. Through it all, our economy and markets have proven remarkably resilient. While some of the current events are unique and serious, “this too shall pass,” and we have no reason to believe that our nation will not once again recover and move forward. This will, however, take time.

Thank you for your continued confidence by selecting Johnson Mutual Funds to serve your financial needs. As always, please feel free to call us at (513) 661-3100 or (800) 541-0170 with comments or questions.

Sincerely,

Timothy E. Johnson, President Johnson Mutual Funds

JIC Institutional Bond Fund I	Performance Review – June 30, 2002 — Unaudited

For periods ending June 30, 2002:

	6 Months Ended	Average Annual Total Returns (a)

	6/30/02	1 Year	1.8 Years (b)

JIC Institutional Bond Fund I	2.21%	3.54%	5.99%
Merrill Lynch 1-3 year
Government Corporate Index	2.43%	6.82%	8.02%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Inception of the JIC Institutional Bond Fund I was August 31, 2000. The average annual total return numbers are not annualized.

How did the JIC Institutional Bond Fund I perform relative to the market?

The JIC Institutional Bond Fund I had a total return of 2.21% for the first half of 2002 compared with 2.43% for the Merrill Lynch 1-3 Year Government Corporate Index. The main reason for the slight underperformance was the heavier allocation to corporate bonds in the Fund relative to the Index.

Concerns regarding the strength of the economic recovery and renewed concerns regarding accounting scandal and management credibility caused many investors to flock to the safety of the bond market. Even within the bond market, investors favored higher quality securities. Interest rates also moved lower during the first half of the year, though not dramatically so. For instance, the yield on the 5-year Treasury bond fell about 0.25%. Corporate bond yield spreads widened during the first half of the year as stock market weakness and corporate governance concerns weighed on the risk premium for corporate bonds.

Looking forward into 2002, we believe that the environment will be favorable for the Fund. The Fund’s emphasis on corporate bonds should be beneficial as investors shift from concerns regarding corporate governance to the fundamentals of an improving economic landscape. We continue to look for opportunities in which to reduce the Fund’s interest rate sensitivity to ensure principal stability when interest rates begin to rise in conjunction with an improving economy.

The Fund maintains its focus on high quality securities. Each security in the Fund is rated investment grade quality by both Moody’s and Standard and Poor’s, with over 97% of the assets rated “A” or better as indicated in the Quality Allocation chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and should help provide a more stable portfolio valuation in times of economic uncertainty.

JIC Institutional Bond Fund I Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund II	Performance Review – June 30, 2002 — Unaudited

		Average Annual
	6 Months	Total Returns (a)
	Ended
	6/30/02	1 Year	1.8 Years (b)

JIC Institutional Bond Fund II	3.16%	6.23%	8.03%
Merrill Lynch 3-5 year G/C Index	3.65%	8.76%	9.88%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Inception of the JIC Institutional Bond Fund II was August 31, 2000. The average annual total return numbers are not annualized.

How did the JIC Institutional Bond Fund II perform relative to the market?

The JIC Institutional Bond Fund II had a total return of 3.16% for the first half of 2002 compared with 3.65% for the Merrill Lynch 3-5 Year Government Corporate Index. The main reason for the slight underperformance was the heavier allocation to corporate bonds in the Fund relative to the Index.

Concerns regarding the strength of the economic recovery and renewed concerns regarding accounting scandal and management credibility caused many investors to flock to the safety of the bond market. Even within the bond market, investors favored higher quality securities. Interest rates also moved lower during the first half of the year, though not dramatically so. For instance, the yield on the 5-year Treasury bond fell about 0.25%. Corporate bond yield spreads widened during the first half of the year as stock market weakness and corporate governance concerns weighed on the risk premium for corporate bonds.

Looking forward into 2002, we believe that the environment will be favorable for the Fund. The Fund’s emphasis on corporate bonds should be beneficial as investors shift from concerns regarding corporate governance to the fundamentals of an improving economic landscape. We continue to look for opportunities in which to reduce the Fund’s interest rate sensitivity to ensure principal stability when interest rates begin to rise in conjunction with an improving economy.

The Fund maintains its focus on high quality securities. Each security in the Fund is rated investment grade quality by both Moody’s and Standard and Poor’s, with over 97% of the assets rated “A” or better as indicated in the Quality Allocation chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and should help provide a more stable portfolio valuation in times of economic uncertainty.

JIC Institutional Bond Fund II Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund III	Performance Review – June 30, 2002 — Unaudited

For periods ending June 30, 2002:

		Average Annual
	6 Months	Total Returns (a)
	Ended
	6/30/02	1 Year	1.8 Years (b)

JIC Institutional Bond Fund III	3.71%	7.06%	8.36%
Merrill Lynch 5-7 year G/C Index	3.58%	8.94%	10.33%

(a)  The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Inception of the JIC Institutional Bond Fund III was August 31, 2000.

How did the JIC Institutional Bond Fund III perform relative to the market?

The JIC Institutional Bond Fund III had a total return of 3.71% for the first half of 2002 compared with 3.58% for the Merrill Lynch 5-7 Year Government Corporate Index. While the Fund had a relative overweight position in corporate bonds, superior security selection and the addition of mortgage-backed securities to the portfolio were beneficial to relative performance.

Concerns regarding the strength of the economic recovery and renewed concerns regarding accounting scandal and management credibility caused many investors to flock to the safety of the bond market. Even within the bond market, investors favored higher quality securities. Interest rates also moved lower during the first half of the year, though not dramatically so. For instance, the yield on the 5-year Treasury bond fell about 0.25%. Corporate bond yield spreads widened during the first half of the year as stock market weakness and corporate governance concerns weighed on the risk premium for corporate bonds.

Looking forward into 2002, we believe that the environment will be favorable for the Fund. We believe the Fund’s emphasis on corporate bonds should be beneficial as investors shift from concerns regarding corporate governance to the fundamentals of an improving economic landscape. We continue to look for opportunities in which to reduce the Fund’s interest rate sensitivity to ensure principal stability when interest rates begin to rise in conjunction with an improving economy.

The Fund maintains its focus on high quality securities. Each security in the Fund is rated investment grade quality by both Moody’s and Standard and Poor’s, with over 97% of the assets rated “A” or better as indicated in the Quality Allocation chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and should help provide a more stable portfolio valuation in times of economic uncertainty.

JIC Institutional Bond Fund III Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund I	Portfolio of Investments as of June 30, 2002 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
American General Finance Senior Notes, 6.750% Due 11/15/04	1,000,000	1,066,250
Associates Corporation, N.A., 5.750% Due 11/01/03	1,000,000	1,038,750
Citicorp, 7.125% Due 5/15/06	1,080,000	1,175,850
Comerica Bank, 7.250% Due 10/15/02	1,000,000	1,015,000
Household Finance Corporation, 6.000% Due 5/01/04	1,000,000	1,033,750
International Lease Finance Corporation, 5.850% Due 11/25/03	1,000,000	1,035,000
Mercantile Bank, 7.625% Due 10/15/02	1,000,000	1,016,250
Regency Centers, 7.125% Due 7/15/05	1,000,000	1,065,000
Wells Fargo & Company, 7.250% Due 8/24/05	1,000,000	1,088,750

Total Finance: 20.8%		$9,534,600

Industrial
ALCOA, Inc., 7.250% Due 8/01/05	750,000	821,250
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	505,000
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,500,000	1,503,750
Cardinal Health Notes, 4.450% Due 6/30/05	500,000	510,625
Dover Corporation Notes, 6.450% Due 11/15/05	1,000,000	1,058,750
Dupont EI Nemour, 6.750% Due 10/15/04	1,000,000	1,071,250
Eli Lilly, 6.250% Due 3/15/03	1,000,000	1,028,750
Emerson Electric Company, 7.875% Due 6/01/05	1,000,000	1,101,250
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	1,000,000	1,007,500
General Electric, 6.520% Due 10/08/02	1,000,000	1,011,250
Quaker Oats, 9.150% Due 11/15/02	1,000,000	1,025,000
Sonoco Products, 5.875% Due 11/01/03	1,000,000	1,032,500
The Tribune Company, 5.750% Due 9/15/03	1,000,000	1,032,500

Total Industrial: 27.7%		$12,709,375

Utilities
Consolidated Edison Corporation, 6.375% Due 4/01/03	1,000,000	1,027,500
Enron Corporation, 6.750% Due 7/01/05	1,000,000	10,000
National Rural Utilities, 6.650% Due 10/01/05	1,000,000	1,057,500
Public Service Electric & Gas Company, 7.190% Due 9/06/02	1,000,000	1,008,750
South Carolina Electric and Gas, 6.250% Due 12/15/03	1,000,000	1,045,000

Total Utilities: 9.1%		$4,148,750

United States Government Agency Obligations
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,615,625
Federal Home Loan Bank, 6.000% Due 8/15/02	4,500,000	4,522,203
Federal Home Loan Mortgage Corporation, 5.250% Due 5/10/07	3,000,000	3,075,000
Federal National Mortgage Association, 3.550% Due 11/19/04	1,000,000	1,007,500
Federal National Mortgage Association, 5.750% Due 4/15/03	1,000,000	1,028,149

Total United States Government Agency Obligations: 26.7%		$12,248,477

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of June 30, 2002 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

United States Government Treasury Obligations
United States Treasury Note, 5.750% Due 8/15/03	2,500,000	2,599,610
United States Treasury Note, 6.375% Due 8/15/02	2,750,000	2,766,682
United States Treasury Note, 7.875% Due 11/15/04	1,000,000	1,108,221

Total United States Government Treasury Obligations: 14.1%		$6,474,513

Total Fixed Income — Bonds: 98.4%		$45,115,715
(Fixed Income Identified Cost $44,990,684)

Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 1.65% yield		726,379

Total Cash Equivalents: 1.6%		$726,379
(Cash Equivalents Identified Cost $726,379)

Total Portfolio Value: 100.00%		$45,842,094
(Total Portfolio Identified Cost $45,717,063)

Other Assets Less Liabilities		$718,806

Total Net Assets		$46,560,900

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of June 30, 2002 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	550,000
American Express, 6.875% Due 11/01/05	500,000	541,250
American General Finance Senior Notes, 6.750% Due 11/15/04	500,000	533,125
Associates Corporation, N.A., 5.750% Due 11/01/03	500,000	519,375
Citicorp, 7.125% Due 5/15/06	500,000	544,375
Comerica Bank, 7.250% Due 10/15/02	500,000	507,500
GE Franchise Finance Corporation, 8.750% Due 10/15/10	1,000,000	1,186,250
Household Finance Corporation, 6.000% Due 5/01/04	500,000	516,875
International Lease Finance Corporation, 5.850% Due 11/25/03	500,000	517,500
Marsh & McLennan Companies, 7.125% Due 6/15/09	500,000	549,375
Mercantile Bank, 7.625% Due 10/15/02	500,000	508,125
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	513,750
Regency Centers LP, 7.400% Due 4/01/04	500,000	526,875
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	544,375

Total Finance: 17.5%		$8,058,750

Industrial
ALCOA, Inc., 7.250% Due 8/01/05	500,000	547,500
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	505,000
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,002,500
Cardinal Health Notes, 4.450% Due 6/30/05	500,000	510,625
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	529,375
Dupont EI Nemour, 6.750% Due 10/15/04	500,000	535,625
Eli Lilly, 6.250% Due 3/15/03	500,000	514,375
Emerson Electric Company, 7.875% Due 6/01/05	500,000	550,625
General Electric, 6.520% Due 10/08/02	500,000	505,625
Gillette Company, 5.750% Due 10/15/05	500,000	524,375
Honeywell International, 6.200% Due 2/01/08	500,000	512,500
IBM Corporation, 6.450% Due 8/01/07	500,000	530,625
McDonald’s Corporation, 5.950% Due 1/15/08	425,000	450,500
PPG Industries, 6.875% Due 8/01/05	500,000	531,250
Target Corporation Debentures, 9.625% Due 2/01/08	380,000	466,450
The Tribune Company, 5.750% Due 9/15/03	500,000	516,250
Time Warner Entertainment, 7.250% Due 9/01/08	500,000	502,500
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	549,375
Walt Disney Company, 5.800% Due 10/27/08	500,000	505,000

Total Industrial: 22.3%		$10,290,075

Utilities
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	526,875
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	555,000
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	513,750
GTE Corporation, 7.510% Due 4/01/09	500,000	514,375
National Rural Utilities, 5.700% Due 1/15/10	500,000	487,500
Public Service Electric & Gas Company, 7.190% Due 9/06/02	500,000	504,375
South Carolina Electric and Gas, 6.250% Due 12/15/03	500,000	522,500

Total Utilities: 7.9%		$3,624,375

United States Government Agency Obligations
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,163,282
Federal National Mortgage Association, 5.125% Due 2/13/04	2,000,000	2,075,192
Federal National Mortgage Association, 5.750% Due 4/15/03	1,000,000	1,028,149
Tennessee Valley Authority, 6.375% Due 6/15/05	6,000,000	6,450,000

Total United States Government Agency Obligations: 25.4%		$11,716,623

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of June 30, 2002 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

United States Government Agency Obligations — Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2453, 5.500% Due 5/15/12	1,918,067	1,931,919

Total United States Government Agency Obligations — Mortgage Backed Securities: 4.2%		$1,931,919

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,000,000	1,013,889
United States Treasury Note, 5.500% Due 2/15/08	500,000	531,203
United States Treasury Note, 5.750% Due 8/15/03	500,000	519,922
United States Treasury Note, 5.875% Due 2/15/04	3,000,000	3,156,816
United States Treasury Note, 6.375% Due 8/15/02	400,000	402,426
United States Treasury Note, 6.500% Due 8/15/05	1,750,000	1,905,858
United States Treasury Note, 6.625% Due 5/15/07	500,000	555,998
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,116,991

Total United States Government Treasury Obligations: 20.0%		$9,203,103

Total Fixed Income — Bonds: 97.3%		$44,824,845
(Fixed Income Identified Cost $42,685,277)

Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 1.65% yield		1,245,593

Total Cash Equivalents: 2.7%		$1,245,593
(Cash Equivalents Identified Cost $1,245,593)

Total Portfolio Value: 100.00%		$46,070,438
(Total Portfolio Identified Cost $43,930,870)

Other Assets Less Liabilities		$675,930

Total Net Assets		$46,746,368

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of June 30, 2002 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	550,000
American Express, 6.875% Due 11/01/05	500,000	541,250
American General Finance Senior Notes, 6.750% Due 11/15/04	500,000	533,125
American General Finance, 8.125% Due 8/15/09	500,000	561,250
Associates Corporation, N.A., 5.750% Due 11/01/03	500,000	519,375
CB Mellon Financial, 6.700% Due 3/01/08	500,000	545,000
Comerica Bank, 7.250% Due 10/15/02	500,000	507,500
GE Franchise Finance Corporation, 8.750% Due 10/15/10	1,000,000	1,186,250
Household Finance Corporation Global Issue, 6.000% Due 5/01/04	500,000	516,875
International Lease Finance Corporation, 5.850% Due 11/25/03	500,000	517,500
Marsh & McLennan Companies, 7.125% Due 6/15/09	500,000	549,375
Mercantile Bank, 7.625% Due 10/15/02	500,000	508,125
National City Bank, 6.250% Due 3/15/11	500,000	513,125
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	513,750
Regency Centers, 7.125% Due 7/15/05	500,000	532,500
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	563,750
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	544,375

Total Finance: 23.2%		$9,703,125

Industrial
ALCOA, Inc., 7.250% Due 8/01/05	500,000	547,500
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	505,000
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,002,500
Cardinal Health Notes, 4.450% Due 6/30/05	500,000	510,625
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	529,375
Dupont EI Nemour, 6.750% Due 10/15/04	500,000	535,625
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	573,125
Emerson Electric Company, 7.875% Due 6/01/05	500,000	550,625
General Electric, 6.520% Due 10/08/02	500,000	505,625
Gillette Company, 5.750% Due 10/15/05	500,000	524,375
Honeywell International, 6.200% Due 2/01/08	500,000	512,500
IBM Corporation, 6.450% Due 8/01/07	500,000	530,625
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	571,875
McDonald’s Corporation, 8.875% Due 4/01/11	500,000	606,250
Target Corporation Debentures, 9.625% Due 2/01/08	380,000	466,450
Texaco Capital, 6.000% Due 6/15/05	500,000	531,251
Time Warner Entertainment, 7.250% Due 9/01/08	500,000	502,500
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	549,375
Walt Disney Company, 5.800% Due 10/27/08	500,000	505,000
Washington Post, 5.500% Due 2/15/09	500,000	500,000

Total Industrial: 26.5%		$11,060,201

Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	555,000
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	513,750
GTE Corporation, 7.510% Due 4/01/09	500,000	514,375
National Rural Utilities, 5.700% Due 1/15/10	500,000	487,500
Public Service Electric & Gas Company, 7.190% Due 9/06/02	500,000	504,375

Total Utilities: 6.2%		$2,575,000

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of June 30, 2002 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

United States Government Agency Obligations
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	996,982
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	570,000
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	509,294
Federal Home Loan Mortgage Corp., 5.950% Due 1/19/06	1,000,000	1,065,884
Federal Home Loan Mortgage Corp., 7.000% Due 3/15/10	500,000	559,532
Federal Home Loan Mortgage Corp., 7.100% Due 4/10/07	1,000,000	1,116,613
Federal National Mortgage Association, 5.125% Due 2/13/04	1,000,000	1,037,596
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	510,705
Student Loan Mortgage Association, 7.375% Due 8/01/11	500,000	572,500
Tennessee Valley Authority, 6.375% Due 6/15/05	1,000,000	1,075,000

Total United States Government Agency Obligations: 19.2%		$8,014,106

United States Government Agency Obligations — Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2453, 5.500% Due 5/15/12	1,438,550	1,448,939
Government National Mortgage Association, 5.500% Due 2/15/17	1,119,868	1,131,067

Total United States Government Agency Obligations — Mortgage Backed Securities: 6.1%		$2,580,006

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,520,833
United States Treasury Note, 5.500% Due 2/15/08	1,000,000	1,062,405
United States Treasury Note, 5.875% Due 2/15/04	500,000	526,136
United States Treasury Note, 6.375% Due 8/15/02	250,000	251,517
United States Treasury Note, 6.500% Due 2/15/10	1,000,000	1,117,880
United States Treasury Note, 7.000% Due 7/15/06	2,500,000	2,792,477

Total United States Government Treasury Obligations: 17.4%		$7,271,248

Total Fixed Income — Bonds: 98.6%		$41,203,686
(Fixed Income Identified Cost $38,989,135)

Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 1.65% yield		576,837

Total Cash Equivalents: 1.4%		$576,837
(Cash Equivalents Identified Cost $576,837)

Total Portfolio Value: 100.00%		$41,780,523
(Total Portfolio Identified Cost $39,565,972)

Other Assets Less Liabilities		$685,993

Total Net Assets		$42,466,516

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2002 — Unaudited

Statement of Assets and Liabilities

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	6/30/2002	6/30/2002	6/30/2002

Assets:
Investment Securities at Market Value*	$45,842,094	$46,070,438	$41,780,523
Dividends and Interest Receivable	$730,392	$687,528	$696,515

Total Assets	$46,572,486	$46,757,966	$42,477,038
Liabilities:
Accrued Management Fees	$11,586	$11,598	$10,522

Total Liabilities	$11,586	$11,598	$10,522

Net Assets	$46,560,900	$46,746,368	$42,466,516

Net Assets Consist of:
Paid in Capital	$46,412,312	$45,064,648	$40,594,594
Undistributed Net Investment Income	$51,280	$49,629	$27,959
Undistributed Net Realized Gain (Loss) from Security Transactions	($27,723)	($507,477)	($370,588)
Net Unrealized Gain (Loss) on Investments	$125,031	$2,139,568	$2,214,551

Net Assets	$46,560,900	$46,746,368	$42,466,516

Shares Outstanding	3,092,623	3,000,424	2,716,257
Offering, Redemption and Net Asset Value Per Share	$15.06	$15.58	$15.63

*Identified Cost of Securities	$45,717,063	$43,930,870	$39,565,972

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2002 — Unaudited

Statement of Operations

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	6/30/2002	6/30/2002	6/30/2002

Investment Income:
Interest	$1,292,258	$1,352,746	$1,242,508

Total Investment Income	$1,292,258	$1,352,746	$1,242,508

Expenses:
Management Fee	$69,116	$69,024	$62,316

Total Expenses	$69,116	$69,024	$62,316

Net Investment Income	$1,223,142	$1,283,722	$1,180,192

Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	($19,477)	$220,654	$159,803
Net Unrealized Gain (Loss) on Investments	($191,181)	($35,669)	$228,649

Net Gain (Loss) on Investments	($210,658)	$184,985	$388,452

Net Increase (Decrease) in Assets from Operations	$1,012,484	$1,468,707	$1,568,644

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2002 — Unaudited

Statement of Changes in Net Assets

	Bond Funds

	Institutional Bond Fund I		Institutional Bond Fund II		Institutional Bond Fund III

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended

	6/30/2002	12/31/2001	6/30/2002	12/31/2001	6/30/2002	12/31/2001

Operations:
Net Investment Income	$1,223,142	$2,825,577	$1,283,722	$2,797,140	$1,180,192	$2,560,059
Net Realized Gain (Loss) from Security Transactions	($19,477)	($8,213)	$220,654	($727,721)	$159,803	($530,293)
Net Unrealized Gain (Loss) on Investments	($191,181)	($221,038)	($35,669)	$1,117,464	$228,649	$760,397

Net Increase (Decrease) in Assets from Operations	$1,012,484	$2,596,326	$1,468,707	$3,186,883	$1,568,644	$2,790,163
Distributions to Shareholders:
Net Investment Income	($1,173,110)	($2,845,793)	($1,234,170)	($2,814,761)	($1,152,459)	($2,560,243)

Net (Decrease) in Assets from Distributions	($1,173,110)	($2,845,793)	($1,234,170)	($2,814,761)	($1,152,459)	($2,560,243)
Capital Share Transactions:
Proceeds From Sale of Shares	$4,598,855	$5,457,892	$3,437,326	$4,790,761	$3,214,445	$4,575,344
Net Asset Value of Shares Issued on Reinvestment of Dividends/Gains	$0	$0	$0	$0	$0	$0
Cost of Shares Redeemed	($3,198,681)	($9,314,287)	($3,028,980)	($7,080,967)	($2,713,133)	($6,666,453)

Net Increase (Decrease) in Assets from Capital Share Transactions	$1,400,174	($3,856,395)	$408,346	($2,290,206)	$501,312	($2,091,109)
Net Change in Net Assets	$1,239,548	($4,105,862)	$642,883	($1,918,084)	$917,497	($1,861,189)
Net Assets at Beginning of Period	$45,321,352	$49,427,214	$46,103,485	$48,021,569	$41,549,019	$43,410,208
Net Assets at End of Period	$46,560,900	$45,321,352	$46,746,368	$46,103,485	$42,466,516	$41,549,019

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund I

Selected Data for a Share Outstanding Throughout the Period:

	Unaudited		Period ended
	1/1/01 to	Year ended	8/31/00 to
	6/30/2002	12/31/2001	12/31/2000

Net Asset Value Beginning of Period	$15.11	$15.21	$15.00
Operations:
Net Investment Income	$0.38	$0.91	$0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	($0.05)	($0.10)	$0.21

Total Operations	$0.33	$0.81	$0.48

Distributions:
Dividends from Net Investment Income	$(0.38)	$(0.91)	$(0.27)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	$(0.38)	$(0.91)	$(0.27)
Net Asset Value at End of Period	$15.06	$15.11	$15.21

Total Return	2.21%	5.42%	3.23%
Net Assets End of Period (Millions)	$46.56	$45.34	$49.43

Ratios
Ratio of Expenses to Average Net Assets (1)	0.30%	0.30%	0.30%
Ratio of Net Income to Average Net Assets (1)	5.18%	5.89%	6.88%
Portfolio Turnover Rate	17.10%	34.18%	4.04%

(1)	Ratios annualized in 2002.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund II

Selected Data for a Share Outstanding Throughout the Period:

	Unaudited		Period ended
	1/1/01 to	Year ended	8/31/00 to
	6/30/2002	12/31/2001	12/31/2000

Net Asset Value Beginning of Period	$15.11	$15.21	$15.00
Operations:
Net Investment Income	$0.41	$0.91	$0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	$0.47	($0.10)	$0.21

Total Operations	$0.88	$0.81	$0.48

Distributions:
Dividends from Net Investment Income	$(0.41)	$(0.91)	$(0.27)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	$(0.41)	$(0.91)	$(0.27)

Net Asset Value at End of Period	$15.58	$15.11	$15.21

Total Return	3.16%	5.42%	3.23%

Net Assets End of Period (Millions)	$46.75	$45.34	$49.43
Ratios
Ratio of Expenses to Average Net Assets (1)	0.30%	0.30%	0.30%
Ratio of Net Income to Average Net Assets (1)	5.76%	5.89%	6.88%
Portfolio Turnover Rate	18.53%	34.18%	4.04%

(1)	Ratios annualized in 2002.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund III

Selected Data for a Share Outstanding Throughout the Period:

	Unaudited		Period ended
	1/1/01 to	Year ended	8/31/00 to
	6/30/2002	12/31/2001	12/31/2000

Net Asset Value Beginning of Period	$15.11	$15.21	$15.00
Operations:
Net Investment Income	$0.43	$0.91	$0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	$0.52	($0.10)	$0.21

Total Operations	$0.95	$0.81	$0.48

Distributions:
Dividends from Net Investment Income	$(0.43)	$(0.91)	$(0.27)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	$(0.43)	$(0.91)	$(0.27)

Net Asset Value at End of Period	$15.63	$15.11	$15.21

Total Return	3.71%	5.42%	3.23%

Net Assets End of Period (Millions)	$42.47	$45.34	$49.43

Ratios
Ratio of Expenses to Average Net Assets (1)	0.30%	0.30%	0.30%
Ratio of Net Income to Average Net Assets (1)	5.64%	5.89%	6.88%
Portfolio Turnover Rate	20.40%	34.18%	4.04%

(1)	Ratios annualized in 2002.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS	Unaudited

1) Organization:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 1 to 3 year bonds. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 3 to 5 year bonds. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 5 to 7 year bonds.

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

2) Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3) Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III paid the Adviser a management fee at the annual rate of 0.30% of each Funds’ average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the period January 1 — June 30, 2002 as indicated below.

Fund	Fee	Fee

JIC Institutional Bond Fund I	0.30%	$69,116

JIC Institutional Bond Fund II	0.30%	$69,024

JIC Institutional Bond Fund III	0.30%	$62,316

4) Related Party Transactions:

All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 6 months ending June 30, 2002 of $3,000 for his responsibilities as Trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $9,000 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

NOTES TO THE FINANCIAL STATEMENTS	Unaudited

4) Related Party Transactions (con’t):

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2002, Covie and Company could be deemed to beneficially own (because of its control or discretion over) in aggregate more than 25% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:

During January 1 through June 30, 2002, purchases and sales of investment securities aggregated:

	Investment Securities Other
	Than Short Term Investments
	and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

JIC Institutional Bond Fund I	$6,863,315	$5,505,370	$3,035,625	$2,021,190

JIC Institutional Bond Fund II	$7,264,997	$4,516,705	$1,928,856	$3,682,955

JIC Insitutional Bond Fund III	$6,732,677	$5,009,205	$2,574,250	$3,210,902

6) Capital Share Transactions:

As of June 30, 2002, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period January 1 — June 30, 2002:

	JIC	JIC	JIC
	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Shares Sold to Investors	305,430	222,495	208,108

Shares Issued on Reinvestment Dividends	0	0	0

Subtotal	305,430	222,495	208,108

Shares Redeemed	(212,249)	(195,045)	(174,678)

Net Increase/Decrease During Period	93,181	27,450	33,430

Shares Outstanding:

December 31, 2001 (Beginning of Period)	2,999,442	2,972,974	2,682,827

June 30, 2002 (End of Period)	3,092,623	3,000,424	2,716,257

7) Security Transactions:

For Federal income tax purposes, the cost of investments owned on June 30, 2002 was the same as identified cost. As of June 30, 2002 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

JIC Institutional Bond Fund I	$1,154,007	($1,028,976)	$125,031

JIC Institutional Bond Fund II	$2,169,636	($30,068)	$2,139,568

JIC Institutional Bond Fund III	$2,253,435	($38,884)	$2,214,551

8) Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Trustees and Officers

Timothy E. Johnson	Trustee, President

John W. Craig	Independent Trustee

Ronald H. McSwain	Independent Trustee

Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President

Richard T. Miller	Vice President

David C. Tedford	Secretary

Marc E. Figgins	CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian
The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel
Thompson Hine, L.L.P.
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254